Description of Organization and Business Operations (Details) - USD ($)						6 Months Ended	12 Months Ended
	Jun. 26, 2023	Jun. 16, 2023	Dec. 08, 2022	Dec. 02, 2022	Dec. 28, 2020	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Dec. 21, 2022	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Fair market value percentage						80.00%	80.00%
Percentage of outstanding voting securities						50.00%	50.00%
Net tangible assets						$ 5,000,001	$ 5,000,001
Public shares percentage						15.00%	15.00%
Dissolution expenses						$ 100,000	$ 100,000
Offering price per (in Dollars per share)						$ 10	$ 10
Trust account, description						The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.	The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Operating cash account						$ 593,000	$ 1,000,000
Working capital						$ 4,300,000	3,200,000
Common stock voting rights			ten votes			ten votes
Cash and cash equivalents, at carrying value						$ 592,590	1,016,853			$ 711,652
Assets held in trust noncurrent						53,637,523	52,128,420			$ 230,023,192
Cash withdrawn from trust account to pay tax obligations						1,100,000	1,100,000
Tax obligations can be withdrawn from the trust account							111,000
Unrealized gain (loss) on investments						1,100,000	1,100,000
Notes payable						1,800,000	1,800,000
Proceeds from Sale of Restricted Investments						411,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity									$ 500,000
Notes payable						500,000	200,000
Sponsor [Member] | Working Capital Drawdowns [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity						500,000	500,000		900,000
Additional borrowing capacity			$ 300,000
Notes payable						1,800,000	900,000
Sponsor [Member] | Extension Drawdowns [Member]
Description of Organization and Business Operations (Details) [Line Items]
Maximum borrowing capacity						1,800,000	1,800,000		1,800,000
Notes payable						$ 1,800,000	$ 900,000
Sponsor [Member] | Working Capital Drawdowns and Extension Drawdowns [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001
Maximum borrowing capacity						$ 2,300,000	$ 2,300,000		$ 2,300,000
Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001			$ 0.0001
Temperory equity shares during the period shares	1,747,139		17,923,223	17,923,223
Temporary equity common stock possible to redemption shares	3,329,638		5,076,777			3,329,638	5,076,777			23,000,000
Assets held in trust noncurrent	$ 36,900,000		$ 52,100,000
Temporary equity, shares outstanding						3,329,638	5,076,777
Percentage of redemption of common stock subject to forfeiture		100.00%
Common stock, subject to possible redemption par value (in Dollars per share)						$ 0.0001	$ 0.0001			$ 0.0001
Common Class A [Member] | Non Redemption Agreement [Member] | Holder [Member]
Description of Organization and Business Operations (Details) [Line Items]
Temporary equity, shares outstanding		3,172,000
Common stock, subject to possible redemption par value (in Dollars per share)		$ 0.0001
Common Class B [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares						$ 0.0001	0.0001			$ 0.0001
Common Class B [Member] | Holder [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued during the period		$ 396,500
Fair value of common stock issued		$ 372,710
Stock fair value		0.94%
Common Class B [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Stock forfeited and surrendered during the period value		$ 0
Stock forfeited and surrendered during the period Shares		396,500
Banzai International Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets			5,000,001
Pro forma enterprise value			380,000,000
Payments to acquire businesses, gross			293,000,000
Pro forma enterprise value reduction			100,000,000
Common stock voting rights						one vote
Cash and cash equivalents, at carrying value			5,000,000
Minimum Amount Net Cash Condition For Business Combination			5,000,000
Banzai International Inc [Member] | Previously Reported [Member]
Description of Organization and Business Operations (Details) [Line Items]
Pro forma enterprise value reduction			7,672,000
Cash and cash equivalents, at carrying value			100,000,000
Banzai International Inc [Member] | GEM Global Yield LLC SCS and GEM Yield Bahamas Limited [Member]
Description of Organization and Business Operations (Details) [Line Items]
Equity commitment by investor			100,000,000
Banzai International Inc [Member] | 7GC New Class A Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Pro forma enterprise value addition			$ 10,000,000
Common stock, par value | $ / shares			$ 0.0001
Banzai International Inc [Member] | 7GC New Class B Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value | $ / shares			$ 0.0001
Common stock voting rights			one vote
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					23,000,000
Per unit price (in Dollars per share)					$ 10
Generating gross proceeds					$ 230,000,000
Offering costs					13,200,000
Deferred underwriting commissions					$ 8,100,000
Redemption percentage of public shares (in Dollars per share)						$ 10	$ 10
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)					3,000,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)						7,350,000	7,350,000
Per unit price (in Dollars per share)							$ 1	$ 1
Generating gross proceeds						$ 7,400,000	$ 7,400,000
Minimum [Member] | Banzai International Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Pro forma enterprise value reduction			$ 293,000,000
Maximum [Member] | Banzai International Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Pro forma enterprise value reduction			$ 100,000,000